FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities Held at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset-backed securities:
Net carrying amount	£ 7,331	£ 4,562
Loans
Asset-backed securities:
Asset-backed securities	5,660	3,065
Corporate and other debt securities	1,432	1,297
Government securities	247	202
Investment grade | Loans
Asset-backed securities:
Asset-backed securities	5,658	3,047
Corporate and other debt securities	1,431	1,296
Government securities	247	202
Other £m | Sub-investment grade
Asset-backed securities:
Net carrying amount	0	18
Other £m | Not rated
Asset-backed securities:
Net carrying amount	3	1
Other £m | Loans
Asset-backed securities:
Asset-backed securities	2	18
Corporate and other debt securities	1	1
Government securities	0	0
Mortgage-backed securities | Loans
Asset-backed securities:
Asset-backed securities	3,712	1,457
Mortgage-backed securities | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	3,712	1,457
Mortgage-backed securities | Other £m | Loans
Asset-backed securities:
Asset-backed securities	0	0
Other asset-backed securities | Loans
Asset-backed securities:
Asset-backed securities	1,948	1,608
Other asset-backed securities | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,946	1,590
Other asset-backed securities | Other £m | Loans
Asset-backed securities:
Asset-backed securities	2	18
Corporate and other debt securities | Loans
Asset-backed securities:
Gross exposure	7,339	4,564
Allowance for impairment losses	(8)	(2)
Net carrying amount	7,331	4,562
Corporate and other debt securities | Investment grade | Loans
Asset-backed securities:
Gross exposure	7,336	4,545
Corporate and other debt securities | Other £m | Loans
Asset-backed securities:
Gross exposure	£ 3	£ 19